Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Future minimum lease payment	$ 700
Total future minimum lease payments	3,247
Rent expense	$ 900	$ 400